Summary of Share Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding beginning balance	6,041,461	6,041,461	6,381,088
Weighted Average Exercise Price, Outstanding beginning balance	¥ 0.0007	¥ 0.0007	¥ 0.0007
Weighted Average Remaining Contractual Life, Outstanding	3 years 1 month 6 days	4 years 1 month 6 days	5 years 1 month 6 days	6 years 6 months
Aggregate Intrinsic Value, Outstanding beginning balance	¥ 339	¥ 11,609	¥ 45,236
Weighted Average Grant Date Fair Value, Outstanding beginning balance	¥ 49.21	¥ 48.39	¥ 47.97
Number of options granted			170,953
Weighted Average Exercise Price, Granted		0.0007	¥ 0.0007
Weighted Average Grant Date Fair Value, Granted			¥ 2.74
Number of options, Exercised			(355,745)
Weighted Average Exercise Price, Exercised		0.0007	¥ 0.0007
Number of options, Forfeited			(154,835)
Weighted Average Exercise Price, Forfeited		0.0007	¥ 0.0007
Number of options Cancelled
Weighted Average Exercise Price, Cancelled		¥ 0.0007	¥ 0.0007
Number of options, Outstanding ending balance	6,041,461	6,041,461	6,041,461	6,381,088
Weighted Average Exercise Price, Outstanding ending balance	¥ 0.0007	¥ 0.0007	¥ 0.0007	¥ 0.0007
Aggregate Intrinsic Value, Outstanding ending balance		¥ 339	¥ 11,609	¥ 45,236
Weighted Average Grant Date Fair Value, Outstanding ending balance	¥ 49.95	¥ 49.21	¥ 48.39	¥ 47.97
Number of options, Vested and expected to vest	6,110,965
Weighted Average Exercise Price, Vested and expected to vest	¥ 0.0007
Weighted Average Remaining Contractual Life, Vested and expected to vest	3 years 1 month 6 days
Weighted Average Grant Date Fair Value, Vested and expected to vest	¥ 50.90
Number of options, Exercisable	6,033,599
Weighted Average Exercise Price, Exercisable	¥ 0.0007
Weighted Average Remaining Contractual Life, Exercisable	3 years
Weighted Average Grant Date Fair Value, Exercisable	¥ 50.71